Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002889 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002889 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002889 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002889 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002889 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002889 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002889 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002889 | DuPont de Nemours Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002889 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002889 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002889 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000002889 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002889 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002889 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002889 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002889 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002889 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002889 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002889 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002889 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000002889 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002891 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002891 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002891 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002891 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002891 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002891 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002891 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002891 | DuPont de Nemours Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002891 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002891 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002891 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000002891 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002891 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002891 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002891 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002891 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002891 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002891 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002891 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002891 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002891 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000002891 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002887 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002887 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002887 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002887 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002887 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002887 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002887 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002887 | DuPont de Nemours Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002887 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002887 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002887 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000002887 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002887 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002887 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002887 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002887 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002887 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002887 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002887 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002887 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002887 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002887 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000002887 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002888 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002888 | Merck & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002888 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002888 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002888 | Mondelez International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002888 | Citigroup Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002888 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002888 | DuPont de Nemours Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002888 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002888 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002888 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000002888 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002888 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000002888 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000002888 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000002888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002888 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002888 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002888 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002888 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002888 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000002888 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)